Unaudited Condensed Consolidated Statements of Changes In Stockholders' Deficit (Q2) - USD ($)	Common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Apr. 18, 2021
Balance (in Shares) at Apr. 18, 2021
Accretion of common stock to redemption value		(7,592,744)	(6,210,182)	(13,802,926)
Net income			300,433	300,433
Balance at Dec. 31, 2021	$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Net income			3,709,017	3,709,017
Balance at Mar. 31, 2022	$ 519		(2,200,732)	(2,200,213)
Balance (in Shares) at Mar. 31, 2022	5,193,750
Balance at Dec. 31, 2021	$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Net income				4,921,380
Balance at Jun. 30, 2022	$ 519		(1,120,847)	(1,120,328)
Balance (in Shares) at Jun. 30, 2022	5,193,750
Balance at Dec. 31, 2021	$ 519		(5,909,749)	(5,909,230)
Balance (in Shares) at Dec. 31, 2021	5,193,750
Accretion of common stock to redemption value			(1,877,984)	(1,877,984)
Net income			7,167,738	7,167,738
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Balance at Mar. 31, 2022	$ 519		(2,200,732)	(2,200,213)
Balance (in Shares) at Mar. 31, 2022	5,193,750
Accretion of common stock to redemption value			(132,478)	(132,478)
Net income			1,212,363	1,212,363
Balance at Jun. 30, 2022	$ 519		(1,120,847)	(1,120,328)
Balance (in Shares) at Jun. 30, 2022	5,193,750
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Accretion of common stock to redemption value			(1,279,617)	(1,279,617)
Excise tax on stock redemptions			(1,848,455)	(1,848,455)
Net income			440,895	440,895
Balance at Mar. 31, 2023	$ 519		(3,307,172)	(3,306,653)
Balance (in Shares) at Mar. 31, 2023	5,193,750
Balance at Dec. 31, 2022	$ 519		(619,995)	(619,476)
Balance (in Shares) at Dec. 31, 2022	5,193,750
Net income				1,293,284
Balance at Jun. 30, 2023	$ 519		(2,874,453)	(2,873,934)
Balance (in Shares) at Jun. 30, 2023	5,193,750
Balance at Mar. 31, 2023	$ 519		(3,307,172)	(3,306,653)
Balance (in Shares) at Mar. 31, 2023	5,193,750
Accretion of common stock to redemption value			(419,670)	(419,670)
Net income			852,389	852,389
Balance at Jun. 30, 2023	$ 519		$ (2,874,453)	$ (2,873,934)
Balance (in Shares) at Jun. 30, 2023	5,193,750